Partners’ Capital (Details Narrative) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2022 shares	Jan. 25, 2021 USD ($)	Oct. 12, 2022 USD ($) shares	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2021 $ / shares shares	Sep. 03, 2021 shares
Distribution Made to Limited Partner [Line Items]
Value of units transferred | $				$ 6,583
Common units issued				20,821,946	19,776,946
Partners' Capital Account, Units, Treasury Units Purchased				566,239	382,250
Omnibus Incentive Compensation Plan [Member]
Distribution Made to Limited Partner [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	1,045,000
Share-Based Compensation Arrangement by Share-Based Payment Award, Shares Issued in Period	1,045,000
Unit Repurchase Program [Member]
Distribution Made to Limited Partner [Line Items]
Repurchase amount | $		$ 30,000
Expiration date of Repurchase plan		January 2023
Partners' Capital Account, Units, Treasury Units Purchased				389,962	382,250
Average price per unit | $ / shares				15.13	11.74
LNG/C Aristos I and LNG/C Aristarchos [Member]
Distribution Made to Limited Partner [Line Items]
Common units issued						1,153,846
M/V Manzanillo Express [Member]
Distribution Made to Limited Partner [Line Items]
Common units transferred			505,204
Value of units transferred | $			$ 6,583
Maximum [Member] | Omnibus Incentive Compensation Plan [Member]
Distribution Made to Limited Partner [Line Items]
Share-Based Compensation Arrangement by Share-Based Payment Award, Number of Shares Authorized	750,000
CGP [Member]
Distribution Made to Limited Partner [Line Items]
Interest in CGP in the Partnership				1.69%
CGP [Member] | Right Waived [Member] | Minimum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit | $ / shares				$ 1.6975
CGP [Member] | Right Waived [Member] | Maximum [Member]
Distribution Made to Limited Partner [Line Items]
Distribution target amount per unit | $ / shares				$ 1.75